Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2014
Subsidiaries [Abstract]
Details of Company's Principal Consolidated Subsidiaries
Name of Company	Place of Establishment and Operation	Percentage of Ordinary share/ Registered Capital Held by the Company	Principal Activities
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	PRC	99.99%	Manufacturing and sales of medical equipment, research and development of related products and investment holding
Shenzhen Mindray Investment & Development Co., Ltd.	PRC	100%	Investment holding
Nanjing Mindray Bio-Medical Electronics Co., Ltd.	PRC	100%	Manufacturing and sales of medical equipment, research and development of related products and investment holding
Mindray (Nanjing) Bio-Technology Co., Ltd. *	PRC	100%	Manufacturing and sales of medical equipment
Shenzhen Mindray Software Technology Co., Ltd.	PRC	100%	Development and sale of software applications
Shen Mindray(Beijing) Medical Technology Co., Ltd.	PRC	100%	Research and development of medical equipment and related products
Xi'an Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	100%	Research and development of medical equipment and related products
Chengdu Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	100%	Research and development of medical equipment and related products
Shanghai Medical Optical Instruments Factory Co., Ltd	PRC	100%	Manufacturing and sales of medical equipment and research and development of related products
Beijing Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	99.9%	Research and development of medical equipment and related products
Zhejiang Greenlander Information Technology Co., Ltd	PRC	60%	Development and sales of software applications
Hangzhou Optcla Medical Instrument Co., Ltd	PRC	85%	Manufacturing and sales of medical equipment and research and development of related products
Shenzhen Shenke Medical Instrument Technical Development Co., Ltd	PRC	51%	Manufacturing and sales of medical equipment and research and development of related products

Suzhou Hyssen Electronic Technology Ltd	PRC	51%	Manufacturing and sales of medical equipment and research and development of related products
Hunan Changsha Tiandiren Biotech Co., Ltd	PRC	51%	Manufacturing and sales of medical equipment and research and development of related products
Wuhan Dragonbio Surgical Implant Co., Ltd	PRC	51%	Manufacturing and sales of medical equipment and research and development of related products
Beijing Precil Instrument Co., Ltd.	PRC	51%	Manufacturing and sales of medical equipment and research and development of related products
Shanghai Long Island Biotec. Co., Ltd. *	PRC	51%	Manufacturing and sales of medical equipment and research and development of related products
MR Holdings (HK) Limited	Hong Kong	100%	Investment holding
MR Investments (HK) Limited	Hong Kong	100%	Sales and marketing of medical equipment and investment holding
Mindray Global Limited	BVI	100%	Investment holding
Mindray Research and Development Limited	BVI	100%	Investment holding
Surgical Global Limited*	BVI	100%	Dormant
MR Surgical Investments Limited*	BVI	100%	Dormant
MR Surgical International Limited*	Cayman Islands	100%	Dormant
Mindray Investments Singapore Pte. Ltd.	Singapore	100%	Investment holding
Mindray DS USA Inc.	United States	100%	Sales and marketing of medical equipment and research and development of related products
ZONARE Medical Systems, Inc.	United States	100%	Manufacturing and sales of medical equipment, research and development of related products and investment holding
Zenith Medical Systems Canada Ltd.	Canada	100%	Sales and marketing of medical equipment
Zenith Medical Systems Brazil	Brazil	100%	Sales and marketing of medical equipment
Zenith Medical Systems UK Ltd.	United Kingdom	100%	Sales and marketing of medical equipment
Zenith Medicinska Systems, AB	Sweden	100%	Sales and marketing of medical equipment
Zenith Medical Systems, GMBH	Germany	100%	Sales and marketing of medical equipment
Mindray Medical Canada Limited	Canada	100%	Marketing of medical equipment
Mindray Medical Sweden AB	Sweden	100%	Sales of medical equipment and research and development of related products
Mindray (UK) Limited	United Kingdom	100%	Sales and marketing of medical equipment and investment holding
Mindray Medical France SARL	France	100%	Sales and marketing of medical equipment and investment holding
Facai Immobilier	France	100%	Property holding
Mindray Medical Germany GmbH	Germany	100%	Sales and marketing of medical equipment
Mindray Medical Italy S.r.l.	Italy	100%	Sales and marketing of medical equipment
Mindray Medical Netherlands B.V.	The Netherlands	100%	Sales and marketing of medical equipment and investment holding
Mindray Medical Espana S.L.	Spain	100%	Sales and marketing of medical equipment
Mindray Medical Mexico S de R.L. de C.V.	Mexico	100%	Sales and marketing of medical equipment
Mindray - Distribution and Commercialization of Medical Equipment Brazil Ltda.	Brazil	100%	Sales and marketing of medical equipment
Mindray Medical Colombia S.A.S	Colombia	100%	Sales and marketing of medical equipment
Mindray Medical Rus Limited	Russia	100%	Sales and marketing of medical equipment

Mindray Medical India Private Limited	India	100%	Sales and marketing of medical equipment
PT Mindray Medical Indonesia	Indonesia	100%	Sales and marketing of medical equipment
Mindray Medical Thailand Limited	Thailand	100%	Sales and marketing of medical equipment
Mindray Medical Vietnam Company Limited	Vietnam	100%	Sales and marketing of medical equipment
Mindray Medical Technology Istanbul Limited Liability Company	Turkey	100%	Sales and marketing of medical equipment
Mindray Medical Egypt Limited	Egypt	100%	Marketing of medical equipment
Mindray Medical (M) Sdn. Bhd.	Malaysia	100%	Marketing of medical equipment
Mindray Medical Peru, SAC	Peru	100%	Marketing of medical equipment
Mindray Bio-Medical Electronics Nigeria Limited	Nigeria	100%	Marketing of medical equipment
Mindray Bio-Medical Venezuela C.A.	Venezuela	100%	Marketing of medical equipment
Mindray Medical Panama S.DE R.L.	Panama	100%	Marketing of medical equipment
Mindray Medical Australia (Holdings) Pty Ltd.	Australia	100%	Investment holding
Mindray Medical Australia Pty Ltd.	Australia	100%	Sales and marketing of medical equipment
Mindray Medical Korea Co., Ltd.*	Republic of Korea	100%	Marketing of medical equipment

Mindray Medical Poland sp. Z o.o. *	Poland	100%	Marketing of medical equipment
Mindray Medical Kenya Limited*	Kenya	100%	Marketing of medical equipment
Mindray Argentina S.R.L. *	Argentina	100%	Marketing of medical equipment
Mindray Medical South Africa (Pty) Ltd*	South Africa	100%	Marketing of medical equipment
Mindray Medical Philippines Inc. *	Philippines	100%	Marketing of medical equipment

Remarks*:	Subsidiaries that were acquired or set up in 2014.